Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Receivables/(payables) with Seadrill Partners and its subsidiaries as at December 31, 2016 and 2015 consisted of the following balances:

(In US$ millions)	December 31, 2016	December 31, 2015
Rig financing agreements and Loan Agreements (i)	160	197
$109.5 million Vendor financing loan (j)	—	110
Deferred consideration receivable (k)	61	96
Other receivables (l)	189	355
Other payables (l)	(80)	(179)
The net income/(expenses) with Seadrill Partners for the years ended December 31, 2016, 2015, and 2014 were as follows:

	Year ended December 31,
(In US$ millions)	2016	2015	2014
Management fees charged to Seadrill Partners - Other revenues (a) and (b)	65	75	59
Rig operating expenses charged to Seadrill Partners - Other revenues (c)	25	29	22
Contingent consideration	21	47	—
Insurance premiums charged to Seadrill Partners (d)	16	20	21
Rig operating costs charged by Seadrill Partners (e)	(11)	(13)	—
Bareboat charter arrangements (f)	10	(2)	(26)
Intercompany inventory purchases	(1)	—	—
Interest expenses charged to Seadrill Partners (g)	12	16	40
Interest recognized on deferred consideration receivable	5	8	—
Derivatives recharged to Seadrill Partners (h)	4	10	42
Net related party income from Seadrill Partners	146	190	158
During the years ended December 31, 2016, 2015 and 2014, the Company incurred the following lease costs on units leased from the Ship Finance subsidiaries.

	Year ended December 31,
(US$ millions)	2016	2015	2014
West Polaris (1)	—	—	55
West Hercules	52	55	75
West Taurus	57	57	111
West Linus	82	81	59
Total	191	193	300

(1) The West Polaris was repurchased from Ship Finance on December 30, 2014, and subsequently sold to Seadrill Partners on June 18, 2015.
Receivables/(payables) with SeaMex Joint Venture as at December 31, 2016 consisted of the following:

(In $ millions)	December 31, 2016	December 31, 2015
Seller’s credit	250	250
$45 million loan facility	45	45
Other receivables	53	34
Other payables	(2)	—